Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
20. Related Party Transactions
During the years ended December 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investees	Significant influence

(a) Transactions with related parties

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	18,029	22,052	18,453
Smart devices provided to NetEase Group	8,748	3,016	283
Online marketing services provided to NetEase Group	7,925	42,776	163,850
Other services provide to NetEase Group	9,588	7,084	7,084
Fixed assets provide to NetEase Group	936	737	638

Services and products purchased from NetEase Group and other related parties
Services purchased from NetEase Group	153,523	162,522	121,139
Services purchased from other related parties	9,572	17,785	10,023
Fixed assets and inventories purchased from NetEase Group	1,087	1,037	154

Loan related transactions
Interest expenses on loans from NetEase Group	45,607	69,472	73,090
Drawdown of long-term loans from NetEase Group	225,941	99,289	487,971
Repayment of long-term loans from NetEase Group	—	—	214,038

Equity related transactions
Share-based compensation under NetEase Plan	1,499	416	418
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Smart devices provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributors to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the advertising arrangements provided to the entities within NetEase Group to promote their own services and products.
Other services provided to NetEase Group mainly refer to the server leasing services to the entities within NetEase Group.
Service purchased from NetEase Group mainly consists of office leasing, purchase of server custody service and advertising service.
Services purchased from other related parties mainly refer to the technical support services provided by equity investees.

(b) Balances with related parties

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from NetEase Group	26,117	79,700
Loan and prepayment to other related parties	20,194	—
Amounts due to NetEase Group	82,430	21,997
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	630,360	913,000
Short-term loans from NetEase Group as of December 31, 2023 and 2024 were denominated in RMB. All of these loans were repayable within one year. The effective interest rate for the outstanding loans for the years ended December 31, 2023 and 2024 were 3.5% and 2.8% per annum. The interest expense was RMB31,226, RMB31,959 and RMB28,382 for the years ended December 31, 2022, 2023 and 2024, respectively.
In April 2021, the Group entered into a three-year US$300.0 million revolving loan facility agreement with NetEase, which was intended for general working capital. The facility was priced at
110
basis points over LIBOR. In September 2023, the Group renewed the three-year US$300.0 million revolving loan facility agreement, under which the maturity date was extended to March 31, 2027 from March 31, 2024
. The
facility denominated in US$ and RMB was priced at
110
basis points over Term SOFR, and from 2.8% to 3.5% per annum, respectively. As of December 31, 2024, the Group had drawn down approximately US$126.1 million (equivalent approximately RMB913.0 million) under the facility with maturity dated March 31, 2027. The interest expense was RMB14,381, RMB37,513 and RMB44,708 for the years ended December 31, 2022, 2023 and 2024, respectively.